RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

During the year ended March 31, 2020, the Company entered into consulting agreements with a member of its board of directors. Under the consulting agreements, during the year ended March 31, 2020, the Company paid the director consulting fees of $140,625 in cash, and the director was granted stock options with a fair value of $76,875. The options were for a total of 47,062 shares of common stock, were fully vested on the grant dates and have terms of 10 years.  The most recent consulting agreement, which was entered into between the Company and the director in September 2019, was terminated in March 2020. At March 31, 2020, the Company had an outstanding payable to the director of $5,585, which was included in accounts payable in the consolidated balance sheet.